Document and Entity Information	Dec. 31, 2022
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	Morgan Stanley Institutional Fund, Inc.
Entity Central Index Key	0000836487
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 21, 2023
Document Effective Date	Apr. 21, 2023
Prospectus Date	Apr. 29, 2022
ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | Class IS
Prospectus:
Trading Symbol	MAIJX
ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | Class IR
Prospectus:
Trading Symbol	MAIHX
ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MSACX
ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	MSIBX
ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | Class L
Prospectus:
Trading Symbol	MSLLX
ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | Class C
Prospectus:
Trading Symbol	MSAAX